Long-Term Debt - Summary of Term Loan Facilities (Details) $ in Millions, $ in Millions	Apr. 23, 2020 USD ($)	Jan. 21, 2019 USD ($)	Mar. 02, 2018 USD ($) bank	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 03, 2021 USD ($)	Sep. 03, 2021 SGD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2019 USD ($) bank
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings				$ 223	$ 297
Non-current portion of non-current borrowings				2,288	1,716
Total				2,511	2,013			$ 2,338
Lease obligations				$ 345	426
Number of banks | bank			4						5
Proceeds from sales of property, plant and equipment	$ 300	$ 425	$ 375
Equipment
Disclosure of detailed information about borrowings [line items]
Lease obligations			$ 375
2018 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				0.00016%
Current portion of non-current borrowings				$ 19	75
2019 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				0.00018%
Current portion of non-current borrowings				$ 85	84
Non-current portion of non-current borrowings				$ 21	106
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				0.00018%
Current portion of non-current borrowings				$ 36	36
Non-current portion of non-current borrowings				$ 108	144
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				0.00019%
Current portion of non-current borrowings				$ 59	59
Non-current portion of non-current borrowings				$ 93	152
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				0.00029%
Non-current portion of non-current borrowings				$ 649	647
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				0.00026%
Non-current portion of non-current borrowings				$ 89	94
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				0.00018%
Current portion of non-current borrowings				$ 13	14
Non-current portion of non-current borrowings				$ 387	423
Maximum borrowing capacity									$ 750
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				1.40%		1.40%	1.40%
Non-current portion of non-current borrowings				$ 923	90
Maximum borrowing capacity						$ 1,149	$ 1,541
Various Financing
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings				11	29
Non-current portion of non-current borrowings				$ 18	$ 60
2019 USD Dresden Equipment Financing Non-Current
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				0.00023%